Share Capital and Reserves	12 Months Ended
Dec. 31, 2024
Share Capital and Reserves [Abstract]
Share capital and reserves

19. Share capital and reserves

Ordinary shares

As of December 31, 2022, the Company’s had an authorized share capital of HK$380,000 divided into 38,000,000 authorized ordinary shares with a par value of HK$0.01 each, of which 100 ordinary shares were issued and fully paid with a par value of HK$0.01 per share.

As per the resolution approved by the board of directors and by the members of the Company on January 10, 2023, the authorized share capital of the Company became US$100,000 divided into 100,000,000 shares with a par value of US$0.001 each.

As part of the recapitalization process on January 10, 2023, the company issued a total of 9,599,900 ordinary shares to three co-founding shareholders, namely PLENTIFUL THRIVING LIMITED, AFFLUENT KIND LIMITED, and Deming Zhou. These shares were issued at a nominal consideration of US$0.001 per share.

In accordance with ASC 260, the company has retroactively restated all shares and per share data for the periods presented, taking into consideration of the nominal issuance.

On January 10, 2023, the Company issued a total of 6,400,000 ordinary shares to three new investors, namely WZ GLOBAL (BVI) LIMITED, ECF (BVI) LIMITED and HKC GLOBAL (BVI) LIMITED of a par value of US$0.001 per share. These shares were issued at a consideration of US$0.5 per share resulting in a share premium of approximately US$3,194.000.

On September 27, 2023, the Company subdivided each of the then issued and unissued ordinary shares of a par value of US$0.001 per ordinary share of the Company into 1.25 Ordinary Share of a par value of US$0.0008 per ordinary share of the Company, or the “Subdivision”. As a result of the Subdivision, the total of 16,000,000 issued and outstanding ordinary share of a par value of US$0.001 per ordinary share prior to the Subdivision became 20,000,000 issued and outstanding ordinary shares of a par value of US$0.0008 per ordinary share. Following the Subdivision, existing shareholders maintained their relative ownership interest percentage in the Company. The Subdivision also changed the par value of the ordinary shares from US$0.001 per ordinary share to US$0.0008 per ordinary share, and the authorized share capital of the Company changed from US$100,000 divided into 100,000,000 ordinary shares of a par value of US$0.001 per ordinary share to US$100,000 divided into 125,000,000 ordinary shares of a par value of US$0.0008 per ordinary share.

In accordance with ASC 260, the company has retroactively restated all shares and per share data for the periods presented, taking into consideration of the Subdivision.

On 17 October 2024, the Company completed the initial public offering (“IPO”) in the Nasdaq Stock Exchange (stock code: ORIS) by issuance of 1,750,000 shares at an offering price of US$4.00 per share, with gross proceeds of US$7,000,000. Under the Underwriting Agreement, the underwriters had the option to purchase up to 262,500 additional Ordinary Shares (the “Over-allotment Shares”) pursuant to the “Over-allotment Option” as described in the Underwriting Agreement. By letter dated October 21, 2024, the underwriters exercised their option to purchase all of the available Over-allotment Shares. The purchase and sale of the Over-allotment Shares was closed on October 23, 2024, resulting in $1,050,000 in additional gross proceeds from the IPO.

Other reserves

Other reserves as presented in the consolidated statements of financial position represent the sum of merger reserve, capital reserve and statutory reserve as disclosed in the consolidated statement of changes in equity.

Merger reserve

The merger reserve represents the difference between the nominal value of the share capital of the subsidiaries acquired as a result of the reorganization and the nominal value of the share capital of the Company issued in exchange thereof.

Capital reserve

Capital reserve represents the capital contribution by Mr. Wong Chun Sun, the controlling shareholder of the Company, to a subsidiary without allotting and issuing new shares.

Statutory reserve

In accordance with the PRC Company Law, the PRC subsidiary of the Group is required to allocate 10% of its profit after tax to the statutory surplus reserve (the “SSR’’) until such reserve reaches 50% of the registered capital of the PRC subsidiary. Subject to certain restrictions set out in the PRC Company Law, part of the SSR may be converted to increase paid-up capital/issued capital of the PRC subsidiary, provided that the remaining balance after the capitalization is not less than 25% of the registered capital. All non-PRC subsidiaries are not required to make appropriation for statutory reserve.